DEBT - Schedule of Long-term & Short-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Total long-term debt and short-term debt	$ 1,002,397	$ 1,061,084
Less: current portion of long-term debt and short-term debt	(175,156)	(194,413)
Long-term debt	$ 827,241	$ 866,671